RIGHT-OF-USE ASSETS- Summary of Right of Use Assets Recognized in Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	$ 2,420	$ 2,825
Land and land use right
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	1,619	2,054
Buildings
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	692	575
Motor vehicle and other asset
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	30	86
Office equipment
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	$ 79	$ 110